Consolidated Balance Sheets - Summit Materials, LLC - USD ($) $ in Thousands	Jul. 02, 2016	Jan. 02, 2016	Jun. 27, 2015	Dec. 27, 2014	Dec. 28, 2013
Current assets:
Cash and cash equivalents	$ 8,151	$ 185,388	$ 12,570	$ 13,215
Accounts receivable, net	213,048	145,544		141,302
Costs and estimated earnings in excess of billings	29,026	5,690		10,174
Inventories	174,739	130,082		111,553
Other current assets	8,040	4,807		16,005
Total current assets	433,004	471,511		292,249
Property, plant and equipment, less accumulated depreciation, depletion and amortization (July 2, 2016 - $422,017 and January 2, 2016 - $366,505)	1,439,194	1,269,006		950,601
Goodwill	757,658	596,397		419,270	$ 127,038
Intangible assets, less accumulated amortization (July 2, 2016 - $6,577 and January 2, 2016 - $5,237)	25,582	15,005		17,647
Other assets	46,040	43,243		32,886
Total assets	2,701,478	2,395,162		1,712,653	$ 1,234,414
Current liabilities:
Current portion of debt	20,500	6,500		5,300
Current portion of acquisition-related liabilities	15,231	18,084		18,402
Accounts payable	103,940	81,397		78,854
Accrued expenses	106,943	92,942		101,496
Billings in excess of costs and estimated earnings	9,695	13,081		8,958
Total current liabilities	256,309	212,004		212,985
Long-term debt	1,532,462	1,273,652		1,043,685
Acquisition-related liabilities	25,539	31,028		42,736
Other noncurrent liabilities	116,478	100,186		92,524
Total liabilities	1,915,059	1,616,870		1,391,930
Commitments and contingencies (see Note 10)
Member's interest
Member's interest	785,092	1,050,882		518,647
Accumulated (deficit) earnings	(267,619)	(245,486)		(217,416)
Accumulated other comprehensive loss	(26,481)	(28,466)		(15,546)
Member's equity	1,079,192	776,930		285,685
Noncontrolling interest	1,327	1,362		1,298
Total member's interest	786,419	778,292		286,983
Total liabilities and member's interest	$ 2,701,478	$ 2,395,162		$ 1,712,653